Related Party Transactions (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			0 Months Ended		3 Months Ended		6 Months Ended			0 Months Ended	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Oct. 28, 2011	Jun. 22, 2011 Warrant [Member]	Jun. 02, 2011 Warrant [Member]	Sep. 30, 2012 Rogai Note [Member]	Sep. 30, 2011 Rogai Note [Member]	Sep. 30, 2012 Rogai Note [Member]	Sep. 30, 2011 Rogai Note [Member]	Sep. 30, 2012 Rogai Note [Member] Common Stock [Member]	Aug. 29, 2011 Bridge Debentures [Member]	Sep. 30, 2012 Chief Executive Officer [Member]	Sep. 30, 2012 Chief Executive Officer [Member] Notes Payable [Member]
Related Party Transaction [Line Items]
Notes payable officer						$ 91,219											$ 107,000
Interest rate										12.00%		12.00%			12.00%		12.00%
Maturity date															Mar. 01, 2012
Conversion price															$ 2.0		$ 1.5
Beneficial conversion feature on notes payable			533,032		243,711	107,000										107,000
Conversion of warrants, shares								331,303						133,750
Exercise price of warrants							1.0	0.82	3.15
Interest accretion in related party note payable				15,781	15,781	91,219
Interest expense - related party		$ 3,208		$ 22,201	$ 23,271	$ 104,783				$ 0	$ 3,210	$ 0	$ 22,201